Note 8 - Convertible Debt (PIK Notes) (Details)		1 Months Ended				2 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 03, 2014 USD ($) $ / shares	Feb. 28, 2015 USD ($)	Aug. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Aug. 31, 2013 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Aug. 31, 2013 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Minimum [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Convertible Debt, Number of Written Days Notice	30 days
Minimum [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Remaining Discount Amortization Period										2 years
Maximum [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Convertible Debt, Number of Written Days Notice	90 days
Series A Notes [Member] | Payment in Kind (PIK) Note [Member] | Result of Extension Option [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.10
Series A Notes [Member] | Payment in Kind (PIK) Note [Member] | Other Expense [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Liquidated Damages, Payable to Noteholders							$ 595,455			$ 200,000
Series A Notes [Member] | Payment in Kind (PIK) Note [Member] | Specified Event [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Series A Notes [Member] | Payment in Kind (PIK) Note [Member] | Combined Discount [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 16,560,771
Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Proceeds from Convertible Debt	12,500,000
Debt Instrument, Face Amount	$ 19,848,486					$ 19,848,486	19,848,486			19,848,486
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.92
Debt Instrument, Convertible, Threshold Consecutive Trading Days to Meet Event Qualification	30 days
Liquidated Damages, Percent of Principal	1.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 9,212,285
Debt Instrument, Unamortized Discount	$ 7,348,486					16,450,742	16,250,358			16,450,742
Debt Instrument, Term	4 years
Derivative Liability	$ 9,557,476					9,557,476	9,600,625			9,557,476
Convertible Debt, Increase (Decrease) in Valuation Allowance						345,191
Amortization of Debt Discount (Premium)						110,031	200,384
Convertible Notes Payable						3,397,744	3,598,128			3,397,744
Series A Notes [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Convertible Debt, Number of Days to File Registration Statement	90 days
Senior A Notes [Member] | Payment in Kind (PIK) Note [Member] | Result of Extension Option [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.10
Senior A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Threshold Consecutive Trading Days to Meet Event Qualification	30 days
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member] | Combined Discount [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount						1,949,555	1,944,922			1,949,555
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member] | Result of Anti-Dilution Adjustment [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares					$ 1.36				$ 1.36
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member] | After Series A Notes Issuance [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments					7,720,588
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member] | Includes Additional PIK Notes Issued [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Derivative Liability						478,149	554,128			478,149
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member] | Additional Discount [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount						48,075	26,387			48,075
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Face Amount					$ 10,500,000	11,576,250	12,155,063		$ 10,500,000	11,576,250	$ 10,507,333
Debt Instrument, Interest Rate, Stated Percentage					10.00%				10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares					$ 1.40				$ 1.40
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 2,055,000				$ 2,055,000
Debt Instrument, Unamortized Discount						1,949,555	1,944,922			1,949,555	2,020,750
Debt Instrument, Term					10 years				10 years
Derivative Liability						478,149	554,128			478,149	2,250,000
Amortization of Debt Discount (Premium)							31,020			119,270
Convertible Notes Payable						9,626,695	10,210,141			9,626,695	8,486,583
Paid-in-Kind Interest		$ 578,813	$ 551,250	$ 525,000
Debt Instrument, Convertible, Number of Equity Instruments					7,500,000
Financial Instruments Subject to Mandatory Conversion Earliest Conversion									1 year
Financial Instrument Subject to Mandatory Conversion Period for Calculation of Conversion Feature									10 days
Convertible Debt, Revaluation Gain							49,593			1,815,989
Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Proceeds from Convertible Debt										23,000,000
Debt Instrument, Face Amount						31,424,736	32,003,549			31,424,736	10,507,333
Debt Instrument, Unamortized Discount						18,400,297	18,195,280			18,400,297	2,020,750
Derivative Liability						10,035,625	10,154,753			10,035,625	2,250,000
Convertible Notes Payable						13,024,439	13,808,269			13,024,439	8,486,583
Proceeds from Convertible Debt					$ 10,500,000		(113,558)	$ (122,898)		12,499,998	10,500,000
Convertible Debt, Number of Written Days Notice	30 days
Convertible Debt, Number of Days to File Registration Statement	90 days
Convertible Debt, Number of Days to Accrue Further Damages	30 days
Debt Instrument, Unamortized Discount						18,400,297	18,195,280			18,400,297	$ 2,020,750
Derivative Liability						$ 10,035,625	10,154,753			10,035,625
Paid-in-Kind Interest							$ 578,813	$ 525,000		$ 1,076,250